BUSINESS COMBINATION	12 Months Ended
Mar. 31, 2014
BUSINESS COMBINATION

2. BUSINESS COMBINATION

Business combinations in the year ended March 31, 2014

On October 1, 2013, Kyocera acquired 100% of the common stock of NEC Toppan Circuit Solutions, Inc. (TNCSi), a manufacturer of printed circuit board and made it a consolidated subsidiary. TNCSi has changed its name to Kyocera Circuit Solutions, Inc. (KCS) on October 1, 2013.

By making KCS a consolidated subsidiary, Kyocera expects to further enhance and expand Kyocera Group’s organic substrate business. Going forward, Kyocera will strive to further expand its organic substrate business.

The results of operations of the acquired business was included into Kyocera’s consolidated financial statements since the acquisition date. For segment reporting, it is reported in the Semiconductor Parts Group.

Kyocera has used the acquisition method of accounting to record assets acquired and liabilities assumed in accordance with ASC 805, “Business Combinations.” Factors that contributed to the recognition of goodwill include expected synergies and the trained workforce.

The fair values of the assets acquired and liabilities assumed at the acquisition date are shown in the following table. Acquisition-related costs of ¥113 million were included in selling, general and administrative expenses in the consolidated statement of income for the year ended March 31, 2014.

(Yen in millions)
Cash and cash equivalents	¥3,303
Trade receivables	8,231
Inventories	3,946
Others	910

Total current assets	16,390

Property, plant and equipment	5,413
Intangible assets	3,134
Others	860

Total non-current assets	9,407

Total assets	25,797

Trade notes and accounts payable	5,241
Others	3,202

Total current liabilities	8,443

Non-current liabilities	3,486

Total liabilities	11,929

Total identified assets and liabilities	13,868

Purchase price (Cash)	19,416

Goodwill	¥5,548

The total amount of goodwill is not expected to be deductible for tax purposes.

The pro forma results are not presented as the revenue and earnings were not material.

Intangible assets that Kyocera recorded due to this acquisition are summarized as follows:

(Yen in millions)
Intangible assets subject to amortization:
Technologies	¥1,423
Customer relationships	1,200
Others	511

Total	¥3,134

The weighted average amortization periods for technologies and customer relationships are ten years and 13 years respectively.

Business combinations in the year ended March 31, 2013

On June 5, 2012, Kyocera Document Solutions Deutschland GmbH, a subsidiary of Kyocera Document Solutions Inc., a Japan based subsidiary, acquired 100% of the common stock of AKI GmbH to strengthen its document solutions business.

On August 1, 2012, Kyocera Document Solutions America, Inc., a subsidiary of Kyocera Document Solutions Inc., acquired information equipment sales business, related assets and liabilities from Nevill Business Machines, Inc. to expand its sales channels in the United States of America.

The results of operations of the acquired businesses were included into Kyocera’s consolidated financial statements since the acquisition date. For reporting segment, they are reported in the Information Equipment Group. The acquisitions did not have material impacts on Kyocera’s consolidated results of operations, financial condition and cash flows.

On November 5, 2012, Kyocera Communication Systems Co., Ltd., a Japan based subsidiary, acquired 100% of the common stock of MOTEX Inc., a development and sales company of information technology assets management package software, and made it consolidated subsidiary with the aim of strengthening its security service business in information systems & telecommunication services business.

Going forward, Kyocera Communication Systems Co., Ltd. will strive to further expand its information systems & telecommunication services business through the pursuit of synergies with MOTEX Inc.

The results of operations of MOTEX Inc. was included into Kyocera’s consolidated financial statements since the acquisition date. For segment reporting, it is reported in the Others.

Kyocera has used the acquisition method of accounting to record assets acquired and liabilities assumed in accordance with ASC 805, “Business Combinations.”

The allocation of fair value to the acquired assets and assumed liabilities in this business combination was completed in the year ended March 31, 2013. The related assets and liabilities were recorded based upon their estimated fair values at the date of acquisition with the excess being allocated to goodwill as shown in the following table. Acquisition-related costs of ¥101 million were included in selling, general and administrative expenses in the consolidated statement of income for the year ended March 31, 2013.

November 5, 2012
(Yen in millions)
Current assets	¥5,069
Intangible assets	4,247
Other non-current assets	1,400

Total assets	10,716

Current liabilities	1,907
Non-current liabilities	1,607

Total liabilities	3,514

Total identified assets and liabilities	7,202

Purchase price (Cash)	13,507

Goodwill	¥6,305

The total amount of goodwill is not expected to be deductible for tax purposes.

The pro forma results are not presented as the revenue and earnings were not material.

Intangible assets that Kyocera recorded due to this acquisition are summarized as follows:

November 5, 2012
(Yen in millions)
Intangible assets subject to amortization:
Customer relationships	¥3,452
Software	616
Trademarks	179

Total	¥4,247

The weighted average amortization periods for customer relationships, software and trademarks are ten years, five years and ten years, respectively.

On February 6, 2013, AVX Corporation, a U.S. based subsidiary, acquired by merger all of the outstanding capital stock of the Tantalum Components Division of Nichicon Corporation (Asia Tantalum) for ¥7,455 million, net, in cash. During the year ended March 31, 2014, AVX Corporation paid an additional ¥158 million to settle the working capital adjustment provisions of the purchase agreement, resulting in an increase in goodwill during the period by the same amount.

Asia Tantalum designs, develops, manufactures and markets tantalum electronic components. Asia Tantalum’s products are used in a broad range of commercial applications. The acquisition enhances AVX Corporation’s leadership position in the passive electronic component industry and provides further opportunities for expansion in the Asian region and tantalum component manufacturing efficiencies.

AVX Corporation has used the acquisition method of accounting to record the transaction in accordance with ASC 805, “Business Combinations. “ In accordance with the purchase method, the purchase price is allocated to the assets acquired and liabilities assumed based on their estimated fair values with the excess being allocated to goodwill. Factors that contributed to the recognition of goodwill include expected synergies and the trained workforce. The total amount of goodwill is not deductible for tax purposes.

The results of operations of Asia Tantalum were included into AVX Corporation and Kyocera’s consolidated financial statements since the acquisition date. For segment reporting, it is reported in the Electronic Device Group.

The fair values of the assets acquired and liabilities assumed at the acquisition date are shown in the following table. The pro forma results are not presented as the revenue and earnings were not material.

(Yen in millions)
Accounts receivables	¥727
Inventories	1,414
Other current assets and liabilities	(799)

Working capital	1,342

Property, plant and equipment	2,873
Accrued benefit liability	(179)

Total identified assets and liabilities	4,036

Purchase price (less cash acquired)	7,613

Goodwill	¥3,577

Business combinations in the year ended March 31, 2012

On July 11, 2011, Kyocera Fineceramics GmbH, a consolidated German subsidiary of Kyocera Corporation, acquired 100% of the outstanding common stock of Unimerco Group A/S, a Denmark-based industrial cutting tool manufacturing and sales company and made it a consolidated subsidiary with the aim of strengthening its cutting tool business. Unimerco Group A/S has changed its name to Kyocera Unimerco A/S on July 21, 2011.

By making Kyocera Unimerco A/S a consolidated subsidiary, Kyocera has added Kyocera Unimerco A/S’s high-quality, high-precision, custom-made solid-type cutting tools for automobile engine processing as well as aviation and wind-power generation markets to its lineup while also expanding its sales network, mainly in Europe. Going forward, Kyocera will strive to further expand its cutting tool business through the pursuit of synergies with Kyocera Unimerco A/S.

The results of operations of the acquired business was included into Kyocera’s consolidated financial statements since the acquisition date. For segment reporting, it is reported in the Applied Ceramic Products Group.

Kyocera has used the acquisition method of accounting to record assets acquired and liabilities assumed in accordance with ASC 805, “Business Combinations.”

The allocation of fair value to the acquired assets and assumed liabilities in this business combination was completed in the year ended March 31, 2012. The related assets and liabilities were recorded based upon their estimated fair values at the date of acquisition with the excess being allocated to goodwill as shown in the following table. Acquisition-related costs of ¥160 million were included in selling, general and administrative expenses in the consolidated statement of income for the year ended March 31, 2012.

July 11, 2011
(Yen in millions)
Current assets	¥5,400
Intangible assets	7,691
Other non-current assets	4,765

Total assets	17,856

Current liabilities	1,810
Non-current liabilities	4,872

Total liabilities	6,682

Total identified assets and liabilities	11,174

Purchase price (Cash)	22,494

Goodwill	¥11,320

The total amount of goodwill is not expected to be deductible for tax purposes.

The pro forma results are not presented as the amounts were immaterial.

Intangible assets that Kyocera recorded due to this acquisition are summarized as follows:

July 11, 2011
(Yen in millions)
Intangible assets subject to amortization:
Customer relationships	¥3,296
Unpatented technologies	2,735
Trademarks	1,318
Others	342

Total	¥7,691

The weighted average amortization periods for customer relationships, unpatented technology and trademark are 20 years, 20 years and ten years, respectively.

On February 1, 2012, Kyocera acquired 100% of the common stock of Optrex Corporation, a specialized manufacturer of liquid crystal displays (LCD) and related products, with the aim of strengthening its LCD business, and made it a consolidated subsidiary. Optrex Corporation has changed its name to Kyocera Display Corporation on April 1, 2012.

By making Optrex Corporation a consolidated subsidiary, Kyocera will further enhance the product lines of both its conventional industrial equipment applications and newly acquired automotive applications.

The results of operations of the acquired business was included into Kyocera’s consolidated financial statements since the acquisition date. For segment reporting, it is reported in the Electronic Device Group.

Kyocera has used the acquisition method of accounting to record assets acquired and liabilities assumed in accordance with ASC 805, “Business Combinations.”

The allocation of fair value to the acquired assets and assumed liabilities in this business combination was completed in the year ended March 31, 2012. The related assets and liabilities were recorded based upon their estimated fair values at the date of acquisition with the excess being allocated to goodwill as shown in the following table. Acquisition-related costs of ¥159 million were included in selling, general and administrative expenses in the consolidated statement of income for the year ended March 31, 2012.

February 1, 2012
(Yen in millions)
Cash and cash equivalents	¥1,957
Trade receivables	14,358
Inventories	12,528
Others	1,308

Total current assets	30,151

Property, plant and equipment	6,104
Intangible assets	4,124
Others	397

Total non-current assets	10,625

Total assets	40,776

Short-term borrowings	10,058
Current portion of long-term debt	5,345
Trade notes and accounts payable	15,271
Others	2,800

Total current liabilities	33,474

Non-current liabilities	3,133

Total liabilities	36,607

Total identified assets and liabilities	4,169

Purchase price (Cash)	18,312

Goodwill	¥14,143

The total amount of goodwill is not expected to be deductible for tax purposes.

The short-term borrowings of ¥10,058 million and the current portion of long-term debt of ¥5,345 million were loans from several financial institutions, the repayment of which were completed in the year ended March 31, 2012.

Intangible assets that Kyocera recorded due to this acquisition are summarized as follows:

February 1, 2012
(Yen in millions)
Intangible assets subject to amortization:
Customer relationships	¥3,233
Technologies	417
Others	474

Total	¥4,124

The weighted average amortization periods for customer relationships and technology are ten years, respectively.

Pro forma information

The following is the pro forma combined results of operations of Kyocera for the year ended March 31, 2012 as if above business combination had taken place at the beginning of the period. The pro forma combined results of operations are presented for comparative purposes only and are not necessarily indicative of the results of operations that may occur in the future or that would have occurred had the acquisitions been in effect on the date indicated.

Year ended March 31,
2012 (Unaudited)
(Yen in millions except per share amounts)
Pro forma net sales	¥1,269,455
Pro forma net income attributable to shareholders of Kyocera Corporation	78,829
Pro forma net income attributable to shareholders of Kyocera Corporation per share:
Basic	214.85
Diluted	214.85

Based on a resolution to undertake a stock split at the meeting of the Board of Directors held on August 28, 2013, Kyocera Corporation undertook a stock split at the ratio of two-for-one of all common stock on October 1, 2013. “Pro forma net income attributable to shareholders of Kyocera Corporation per share” is calculated under the assumption that the stock split undertaken by Kyocera Corporation on October 1, 2013 had been undertaken at the beginning of the year ended March 31, 2012.

The amounts of revenue and earnings of Optrex Corporation since the acquisition date included in the consolidated income statement for the year ended March 31, 2012 are not presented as the amounts were immaterial.

On August 31, 2011, Kyocera Document Solutions India Pte. Ltd., a subsidiary of Kyocera Document Solutions Inc., acquired information equipment sales business, related assets and liabilities from Kilburn Office Automation Ltd. to expand its sales channels in India.

On October 1, 2011, Kyocera Document Solutions Canada, Ltd, a subsidiary of Kyocera Document Solutions Inc., acquired 100% of the common stock of Copicom Inc. to expand its sales channels in Canada.

The results of operations of the acquired businesses were included into Kyocera’s consolidated financial statements since the acquisition date. For reporting segment, they are reported in the Information Equipment Group. The acquisitions did not have material impacts on Kyocera’s consolidated results of operations, financial condition and cash flows.